Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000228717
Shareholder Report [Line Items]
Fund Name	Holbrook Income Fund
Class Name	Class A
Trading Symbol	HOBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Holbrook Income Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.
Additional Information Phone Number	1-877-345-8646
Additional Information Website	https://www.holbrookfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.31%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.31%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (July 23, 2021)
Holbrook Income Fund
Without Load	7.11%	3.56%
With Load*	5.80%	3.20%
Bloomberg U.S. Aggregate Bond Index	8.02%	-1.31%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	6.75%	1.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Jul. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,182,784,663
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 14,127,596
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,182,784,663 Number of Portfolio Holdings244 Advisory Fee $14,127,596 Portfolio Turnover68%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	29.2%
Common Stocks	0.5%
Convertible Bonds	0.4%
Corporate Bonds	48.9%
Money Market Funds	6.6%
Preferred Stocks	4.5%
Term Loans	1.1%
U.S. Government & Agencies	8.8%
Warrant	0.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Communications	0.1%
Insurance	0.4%
CMO	0.8%
Technology	1.1%
Energy	1.2%
Real Estate	1.3%
ABS	1.6%
CMBS	3.8%
Industrials	6.4%
Money Market Funds	6.6%
U.S. Treasury Obligations	8.9%
CLO	23.2%
Financials	45.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B Riley Financial, Inc., 8.000%, 01/01/28	3.9%
United States Treasury Inflation Indexed Bonds, 0.250%, 07/15/29	2.7%
United States Treasury Inflation Indexed Bonds, 2.500%, 01/15/29	2.5%
United States Treasury Inflation Indexed Bonds, 3.875%, 04/15/29	2.4%
ReadyCap Holdings, LLC, 9.375%, 03/01/28	2.3%
Babcock & Wilcox Enterprises, Inc., 8.125%, 02/28/26	2.1%
Charah Solutions, Inc.	2.1%
Kuvare US Holdings, Inc., 7.000%, 02/17/51	2.0%
Saratoga Investment Corporation, 4.375%, 02/28/26	1.7%
PennantPark Floating Rate Capital Ltd., 4.250%, 04/01/26	1.7%

Updated Prospectus Web Address	https://www.holbrookfunds.com/resources
C000170313
Shareholder Report [Line Items]
Fund Name	Holbrook Income Fund
Class Name	Class I
Trading Symbol	HOBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Holbrook Income Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.
Additional Information Phone Number	1-877-345-8646
Additional Information Website	https://www.holbrookfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$109	1.05%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (July 6, 2016)
Holbrook Income Fund	7.38%	8.20%	4.89%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.16%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	6.75%	1.63%	1.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Jul. 06, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,182,784,663
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 14,127,596
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,182,784,663 Number of Portfolio Holdings244 Advisory Fee $14,127,596 Portfolio Turnover68%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	29.2%
Common Stocks	0.5%
Convertible Bonds	0.4%
Corporate Bonds	48.9%
Money Market Funds	6.6%
Preferred Stocks	4.5%
Term Loans	1.1%
U.S. Government & Agencies	8.8%
Warrant	0.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Communications	0.1%
Insurance	0.4%
CMO	0.8%
Technology	1.1%
Energy	1.2%
Real Estate	1.3%
ABS	1.6%
CMBS	3.8%
Industrials	6.4%
Money Market Funds	6.6%
U.S. Treasury Obligations	8.9%
CLO	23.2%
Financials	45.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B Riley Financial, Inc., 8.000%, 01/01/28	3.9%
United States Treasury Inflation Indexed Bonds, 0.250%, 07/15/29	2.7%
United States Treasury Inflation Indexed Bonds, 2.500%, 01/15/29	2.5%
United States Treasury Inflation Indexed Bonds, 3.875%, 04/15/29	2.4%
ReadyCap Holdings, LLC, 9.375%, 03/01/28	2.3%
Babcock & Wilcox Enterprises, Inc., 8.125%, 02/28/26	2.1%
Charah Solutions, Inc.	2.1%
Kuvare US Holdings, Inc., 7.000%, 02/17/51	2.0%
Saratoga Investment Corporation, 4.375%, 02/28/26	1.7%
PennantPark Floating Rate Capital Ltd., 4.250%, 04/01/26	1.7%

Updated Prospectus Web Address	https://www.holbrookfunds.com/resources
C000170314
Shareholder Report [Line Items]
Fund Name	Holbrook Income Fund
Class Name	Investor Class
Trading Symbol	HOBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Holbrook Income Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.
Additional Information Phone Number	1-877-345-8646
Additional Information Website	https://www.holbrookfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$160	1.55%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.55%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (July 6, 2016)
Holbrook Income Fund	6.95%	7.69%	4.39%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.16%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	6.75%	1.63%	1.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Jul. 06, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,182,784,663
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 14,127,596
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,182,784,663 Number of Portfolio Holdings244 Advisory Fee $14,127,596 Portfolio Turnover68%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	29.2%
Common Stocks	0.5%
Convertible Bonds	0.4%
Corporate Bonds	48.9%
Money Market Funds	6.6%
Preferred Stocks	4.5%
Term Loans	1.1%
U.S. Government & Agencies	8.8%
Warrant	0.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Communications	0.1%
Insurance	0.4%
CMO	0.8%
Technology	1.1%
Energy	1.2%
Real Estate	1.3%
ABS	1.6%
CMBS	3.8%
Industrials	6.4%
Money Market Funds	6.6%
U.S. Treasury Obligations	8.9%
CLO	23.2%
Financials	45.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B Riley Financial, Inc., 8.000%, 01/01/28	3.9%
United States Treasury Inflation Indexed Bonds, 0.250%, 07/15/29	2.7%
United States Treasury Inflation Indexed Bonds, 2.500%, 01/15/29	2.5%
United States Treasury Inflation Indexed Bonds, 3.875%, 04/15/29	2.4%
ReadyCap Holdings, LLC, 9.375%, 03/01/28	2.3%
Babcock & Wilcox Enterprises, Inc., 8.125%, 02/28/26	2.1%
Charah Solutions, Inc.	2.1%
Kuvare US Holdings, Inc., 7.000%, 02/17/51	2.0%
Saratoga Investment Corporation, 4.375%, 02/28/26	1.7%
PennantPark Floating Rate Capital Ltd., 4.250%, 04/01/26	1.7%

Updated Prospectus Web Address	https://www.holbrookfunds.com/resources
C000234271
Shareholder Report [Line Items]
Fund Name	Holbrook Structured Income Fund
Class Name	Class A
Trading Symbol	HOSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Holbrook Structured Income Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.
Additional Information Phone Number	1-877-345-8646
Additional Information Website	https://www.holbrookfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$171	1.65%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.65%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (May 2, 2022)
Holbrook Structured Income Fund
Without Load	7.10%	8.67%
With Load*	4.65%	7.85%
Bloomberg U.S. Aggregate Bond Index	8.02%	2.16%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	May 02, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 506,727,800
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 4,664,422
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$506,727,800 Number of Portfolio Holdings148 Advisory Fee $4,664,422 Portfolio Turnover80%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	91.8%
Collateralized Mortgage Obligations	2.3%
Corporate Bonds	0.8%
Money Market Funds	5.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.6%
Financials	0.8%
ABS	1.0%
Money Market Funds	5.1%
CMO	11.2%
CMBS	25.8%
CLO	56.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Sound Point Clo XVI Ltd., 8.143%, 07/25/30	4.4%
BXHPP Trust, 5.086%, 08/15/36	4.2%
Halcyon Loan Advisors Funding Ltd., 7.934%, 01/22/31	3.5%
Battalion CLO IX Ltd., 7.768%, 07/15/31	3.4%
THL Credit Wind River CLO Ltd., 7.531%, 10/20/30	3.2%
BHMS, 11.255%, 07/15/25	2.6%
Capital Funding Mortgage Trust, 15.324%, 02/10/28	2.6%
Northwoods Capital XIV-B Ltd., 7.977%, 11/13/31	2.5%
Carlyle Global Market Strategies CLO Ltd., 7.481%, 07/20/31	2.4%
Northwoods Capital XII-B Ltd., 7.711%, 06/15/31	2.0%

Updated Prospectus Web Address	https://www.holbrookfunds.com/resources
C000234272
Shareholder Report [Line Items]
Fund Name	Holbrook Structured Income Fund
Class Name	Class I
Trading Symbol	HOSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Holbrook Structured Income Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.
Additional Information Phone Number	1-877-345-8646
Additional Information Website	https://www.holbrookfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$144	1.39%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.39%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (May 2, 2022)
Holbrook Structured Income Fund	7.36%	8.95%
Bloomberg U.S. Aggregate Bond Index	8.02%	2.16%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	May 02, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 506,727,800
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 4,664,422
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$506,727,800 Number of Portfolio Holdings148 Advisory Fee $4,664,422 Portfolio Turnover80%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	91.8%
Collateralized Mortgage Obligations	2.3%
Corporate Bonds	0.8%
Money Market Funds	5.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.6%
Financials	0.8%
ABS	1.0%
Money Market Funds	5.1%
CMO	11.2%
CMBS	25.8%
CLO	56.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Sound Point Clo XVI Ltd., 8.143%, 07/25/30	4.4%
BXHPP Trust, 5.086%, 08/15/36	4.2%
Halcyon Loan Advisors Funding Ltd., 7.934%, 01/22/31	3.5%
Battalion CLO IX Ltd., 7.768%, 07/15/31	3.4%
THL Credit Wind River CLO Ltd., 7.531%, 10/20/30	3.2%
BHMS, 11.255%, 07/15/25	2.6%
Capital Funding Mortgage Trust, 15.324%, 02/10/28	2.6%
Northwoods Capital XIV-B Ltd., 7.977%, 11/13/31	2.5%
Carlyle Global Market Strategies CLO Ltd., 7.481%, 07/20/31	2.4%
Northwoods Capital XII-B Ltd., 7.711%, 06/15/31	2.0%

Updated Prospectus Web Address	https://www.holbrookfunds.com/resources
C000234270
Shareholder Report [Line Items]
Fund Name	Holbrook Structured Income Fund
Class Name	Investor Class
Trading Symbol	HOSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Holbrook Structured Income Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.
Additional Information Phone Number	1-877-345-8646
Additional Information Website	https://www.holbrookfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$195	1.89%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.89%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (May 2, 2022)
Holbrook Structured Income Fund	6.83%	8.46%
Bloomberg U.S. Aggregate Bond Index	8.02%	2.16%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	May 02, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 506,727,800
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 4,664,422
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$506,727,800 Number of Portfolio Holdings148 Advisory Fee $4,664,422 Portfolio Turnover80%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	91.8%
Collateralized Mortgage Obligations	2.3%
Corporate Bonds	0.8%
Money Market Funds	5.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.6%
Financials	0.8%
ABS	1.0%
Money Market Funds	5.1%
CMO	11.2%
CMBS	25.8%
CLO	56.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Sound Point Clo XVI Ltd., 8.143%, 07/25/30	4.4%
BXHPP Trust, 5.086%, 08/15/36	4.2%
Halcyon Loan Advisors Funding Ltd., 7.934%, 01/22/31	3.5%
Battalion CLO IX Ltd., 7.768%, 07/15/31	3.4%
THL Credit Wind River CLO Ltd., 7.531%, 10/20/30	3.2%
BHMS, 11.255%, 07/15/25	2.6%
Capital Funding Mortgage Trust, 15.324%, 02/10/28	2.6%
Northwoods Capital XIV-B Ltd., 7.977%, 11/13/31	2.5%
Carlyle Global Market Strategies CLO Ltd., 7.481%, 07/20/31	2.4%
Northwoods Capital XII-B Ltd., 7.711%, 06/15/31	2.0%

Updated Prospectus Web Address	https://www.holbrookfunds.com/resources